INCOME TAXES (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 63,346	$ 110,864
Addition/(Reduction)	38,114	(46,273)
Foreign currency translation adjustment	(1,796)	(1,245)
Balance at end of the year	$ 99,664	$ 63,346